Filed under Rules 497(e) and 497(k)

Registration No. 333-08653

Seasons Series Trust

SA Multi-Managed Large Cap Growth Portfolio

(the “Portfolio”)

Supplement dated December 9, 2024

to the Portfolio’s Summary Prospectus and Prospectus, each dated

July 29, 2024, as supplemented and amended to date

Stephen E. Becker, a Portfolio Manager with Goldman Sachs Asset Management, L.P. (“GSAM”), has announced his intention to retire at the end of March 2025. Mr. Becker will continue to serve as a Portfolio Manager for the Portfolio until March 15, 2025. As part of the succession planning in place at GSAM, Sung Cho and Charles “Brook” Dane have been named as additional Portfolio Managers for the Portfolio. Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Portfolio Summary: SA Multi-Managed Large Cap Growth Portfolio – Investment Adviser,” the portion of the table under the heading “Portfolio Managers” pertaining to GSAM is deleted and replaced with the following:

Name and Title	Portfolio Manager of the Portfolio Since
Steven M. Barry
Managing Director; Chief Investment Officer of Fundamental Equity; Co-Lead Portfolio Manager	1999
Stephen E. Becker, CFA*
Managing Director; Co-Lead Portfolio Manager	2013
Sung Cho, CFA
Managing Director; Co-Lead Portfolio Manager	November 2024
Charles “Brook” Dane, CFA
Managing Director; Co-Lead Portfolio Manager	November 2024

*Retiring March 2025

In the section of the Prospectus entitled “Management,” under the heading “Information about the Subadvisers,” “Goldman Sachs Asset Management, L.P. (“GSAM”),” the second paragraph is deleted and replaced with the following:

The SA Multi-Managed Large Cap Growth Portfolio is managed by Steven M. Barry, Stephen E. Becker, CFA, Sung Cho, CFA, and Charles “Brook” Dane, CFA. Mr. Barry, Managing Director and Chief Investment Officer – Fundamental Equity, joined GSAM in 1999 and has managed the Portfolio since 1999. Mr. Becker, CFA, Managing Director, joined GSAM in 1999 and has managed the Portfolio since 2013. Mr. Cho, CFA, Managing Director, Co-Head of US Large/Mid Cap Equity joined GSAM in 2004 and has managed the Portfolio since 2024. Mr. Dane, CFA, Managing Director, Co-Head of US Large/Mid Cap Equity joined GSAM in 2010 and has managed the Portfolio since 2024.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-812546-LCG1.2 (12/24)